UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21196 and 811-21299

Name of Fund: BBIF Money Fund and Master Money LLC

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, BBIF Money Fund and Master Money LLC, 55 East 52nd Street, New York, NY 10055

Registrants’ telephone number, including area code: (800) 626-1960

Date of fiscal year end: 03/31/2013

Date of reporting period: 12/31/2012

Item 1 – Schedule of Investments

Schedule of Investments December 31, 2012 (Unaudited)	BBIF Money Fund (Percentages shown are based on Net Assets)

Mutual Fund	Value
Master Money LLC	$3,014,822,677
Total Investments (Cost - $3,014,822,677) – 100.0%	3,014,822,677
Liabilities in Excess of Other Assets – (0.0)%	(1,525,161)
Net Assets – 100.0%	$3,013,297,516

BBIF Money Fund (the “Fund”) seeks to achieve its investment objective by investing all of its assets in Master Money LLC (the "Master LLC"), which has the same investment objective and strategies as the Fund. As of December 31, 2012, the value of the investment and the percentage owned by the Fund of the Master LLC was $3,014,822,677 and 33.9%, respectively.

The Fund records its investment in the Master LLC at fair value. The Fund’s investment in the Master LLC is valued pursuant to the pricing policies approved by the Board of Directors of the Master LLC.

•	Fair Value Measurements - Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes as follows:
•	Level 1 – unadjusted price quotations in active markets/exchanges for identical assets and liabilities that the Fund has the ability to access
•	Level 2 – other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)
•	Level 3 – unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund's own assumptions used in determining the fair value of investments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Master LLC’s policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments is based on the pricing transparency of the investment and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Master LLC’s most recent financial statements as contained in its semi-annual report.

As of December 31, 2012, the Fund's investment in the Master LLC was classified as Level 2.

There were no transfers between levels during the period ended December 31, 2012.

BBIF MONEY FUND	DECEMBER 31, 2012	1

Schedule of Investments December 31, 2012 (Unaudited)	Master Money LLC (Percentages shown are based on Net Assets)

	Par (000)	Value
Certificates of Deposit
Yankee (a) — 33.9%
Bank of Montreal, Chicago:
0.39%, 1/10/14 (b)	$29,500	$29,500,000
0.31%, 2/07/13	124,000	124,000,000
Bank of Nova Scotia, Houston (b):
0.30%, 2/11/13	100,000	100,000,000
0.26%, 2/15/13	105,000	105,000,000
0.41%, 12/31/13	84,000	84,000,000
Bank of Tokyo-Mitsubishi UFJ Ltd., NY, 0.48%, 1/24/13	204,500	204,500,000
BMO Harris Bank NA, 0.21%, 1/30/13	20,000	20,000,000
BNP Paribas, NY:
0.42%, 1/02/13	40,500	40,500,000
0.32%, 3/11/13	81,000	81,000,000
Canadian Imperial Bank of Commerce, NY:
0.32%, 1/02/13	32,000	32,000,000
0.32%, 6/03/13 (b)	115,000	115,000,000
0.39%, 9/25/13 (b)	76,000	76,000,000
Credit Industriel ET Commercial, NY, 0.45%, 3/07/13	60,000	60,000,000
Credit Suisse, NY, 0.32%, 2/04/13	100,500	100,500,000
National Australia Bank Ltd., NY, 0.40%, 4/18/13	160,000	160,000,000
National Bank of Canada, NY, 0.30%, 1/11/13 (b)	116,000	116,000,000
Natixis, NY, 0.49%, 4/1/13	93,500	93,500,000
Norinchukin Bank, NY, 0.17%, 1/04/13	150,000	150,000,000
Rabobank Nederland NV, NY (b):
0.43%, 1/18/13	100,000	100,000,000
0.43%, 10/29/13	175,000	175,000,000
Skandinaviska Enskilda Banken, NY, 0.31%, 3/28/13	80,000	80,000,000
Societe Generale, 0.41%,3/04/13	130,000	130,000,000
Sumitomo Mitsui Banking Corp., NY:
0.43%, 1/15/13	125,000	125,000,000
0.32%, 2/01/13	65,000	65,000,865
0.39%, 2/13/13	129,500	129,500,000
Toronto-Dominion Bank, NY:
0.32%, 3/18/13	144,800	144,800,000
0.30%, 5/28/13 (b)	75,000	75,000,000
0.30%, 7/23/13	83,000	83,000,000
0.32%, 10/21/13 (b)	51,000	51,000,000
Westpac Banking Corp., NY, 0.40%, 2/04/13 (b)	171,000	171,000,000
Total Certificates of Deposit – 33.9%		3,020,800,865

Commercial Paper
Antalis US Funding Corp., 0.32%, 2/01/13 (c)	50,000	49,985,778
Ciesco LLC, 0.30%, 2/21/13 (c)	60,000	59,974,000
	Par (000)	Value
Commercial Paper
Commonwealth Bank of Australia (b):
0.31%, 1/11/13	$30,000	$30,000,000
0.37%, 11/14/13	56,750	56,744,987
CPPIB Capital, Inc., 0.10%, 1/02/13 (c)	69,301	69,300,615
DNB Bank ASA, 0.32%, 2/13/13 (c)	28,000	27,989,049
Erste Abwicklungsanstalt (c):
0.73%, 1/07/13	74,138	74,127,549
0.58%, 4/15/13	40,000	39,932,333
0.37%, 7/08/13	75,000	74,854,313
General Electric Capital Corp., 0.31%, 3/04/13 (c)	113,000	112,938,698
ING (US) Funding LLC, 0.44%, 1/16/13 (c)	100,000	99,980,445
Kells Funding LLC:
0.31%, 2/19/13 (c)	15,440	15,433,352
0.37%, 3/19/13 (b)	96,000	95,997,576
0.32%, 5/21/13 (c)	53,000	52,933,573
Lloyds TSB Bank Plc, 0.26%, 3/14/13 (c)	60,935	60,902,256
Manhattan Asset Funding Co. LLC, 0.23%, 1/23/13 (c)	15,500	15,497,722
Natexis Banques Populaires US Finance Co. LLC, 0.20%, 1/03/13 (c)	100,000	99,998,333
National Australia Bank Ltd., London, 0.27%, 1/28/13 (c)	6,760	6,758,554
Nieuw Amsterdam Receivables Corp., 0.45%, 1/02/13 (c)	25,000	24,999,375
Nordea North America, Inc. (c):
0.36%, 2/08/13	55,000	54,978,550
0.30%, 5/16/13	101,000	100,885,533
Salisbury Receivables Co. LLC, 0.17%, 1/25/13 (c)	7,000	6,999,174
Skandinaviska Enskilda Banken AB, 0.30%, 3/21/13 (c)	74,600	74,550,267
Societe Generale North America, Inc. (c):
0.45%, 1/31/13	50,000	49,980,625
0.40%, 3/05/13	52,000	51,963,022
State Street Corp., 0.31%, 1/18/13 (c)	100,000	99,984,500
Sumitomo Mitsui Trust Bank Ltd., 0.32%, 2/11/13 (c)	14,000	13,994,692
Svenska Handelsbanken AB, 0.29%, 4/04/13 (c)	97,000	96,926,550
Sydney Capital Corp. (c):
0.30%, 1/08/13	19,000	18,998,733
0.25%, 3/14/13	25,000	24,987,326
Victory Receivables Corp. (c):
0.25%, 1/17/13	50,000	49,994,097
0.22%, 2/01/13	30,005	29,999,132
Total Commercial Paper – 19.6%		1,742,590,709

MASTER MONEY LLC	DECEMBER 31, 2012	1

Schedule of Investments (continued)	Master Money LLC (Percentages shown are based on Net Assets)

	Par (000)	Value
Corporate Notes
JPMorgan Chase Bank NA, 0.39%, 5/17/13 (b)	$126,070	$126,070,000
Total Corporate Notes – 1.4%		126,070,000

Municipal Bonds (d)
California Health Facilities Financing Authority, RB, VRDN, Scripps Health, Series E (Bank of America NA LOC), 0.13%, 1/07/13	23,450	23,450,000
California HFA, HRB, VRDN, M/F, Series E, AMT, 0.13%, 1/07/13	18,560	18,560,000
California HFA, RB, VRDN, AMT (Fannie Mae LOC, Freddie Mac LOC):
Home Mortgage, Series B, 0.15%, 1/07/13	24,365	24,365,000
Home Mortgage, Series E-1, 0.11%, 1/07/13	14,015	14,015,000
Home Mortgage, Series M, 0.15%, 1/07/13	36,625	36,625,000
Home Mortgage, Series U, 0.15%, 1/07/13	2,150	2,150,000
Series A, 0.15%, 1/07/13	8,385	8,385,000
California HFA, Refunding RB, VRDN, AMT, Home Mortgage, Series E (Freddie Mac, Fannie Mae Credit and Liquidity Facility), 0.10%, 1/07/13	1,660	1,660,000
California Pollution Control Financing Authority, Refunding RB, VRDN, Pacific Gas & Electric Co., Series E (JPMorgan Chase Bank NA LOC), 0.11%, 1/02/13	106,700	106,700,000
California Statewide Communities Development Authority, HRB, VRDN, AMT (Fannie Mae Credit and Liquidity Facility):
Knolls at Green Valley, Series FF, 0.12%, 1/07/13	13,205	13,205,000
Oakmont Chino Hills, Series P, 0.14%, 1/07/13	10,100	10,100,000
Central Plains Energy Project, Refunding RB, VRDN, Project No. 2 (Royal Bank of Canada SBPA), 0.13%, 1/07/13	44,745	44,745,000
Chattanooga Health Educational & Housing Facility Board, Refunding RB, VRDN, Catholic Health, Series C, 0.14%, 1/07/13	1,300	1,300,000
Chicago Board of Education Illinois, GO, Refunding, VRDN, Dedicated Revenue, Series B (JPMorgan Chase Bank NA LOC), 0.13%, 1/02/13	46,355	46,355,000

	Par (000)	Value
Municipal Bonds (d)
City & County of Denver Colorado, COP, Refunding, VRDN, Series A3 (JPMorgan Chase Bank NA SBPA), 0.13%, 1/02/13	$16,330	$16,330,000
City of Houston Texas, Refunding RB, VRDN, First Lien, Series B-5 (Lloyds TSB Bank Plc LOC), 0.13%, 1/07/13	52,140	52,140,000
City of New York, New York, GO, VRDN, Sub-Series A-3 (Morgan Stanley Bank LOC), 0.13%, 1/07/13	12,090	12,090,000
City of Wichita Kansas, Refunding RB, VRDN, Facilities, Christi Health VIII, Series B-2 (JPMorgan Chase Bank NA LOC), 0.13%, 1/02/13	30,000	30,000,000
Connecticut State Health & Educational Facility Authority, Refunding RB, VRDN:
Series K2 (JPMorgan Chase Bank NA LOC), 0.14%, 1/07/13	16,510	16,510,000
Yale-New Haven Hospital, Series U2 (Yale University Liquidity Facility), 0.12%, 1/07/13	24,580	24,580,000
County of Hennepin Minnesota, GO, Refunding, VRDN, Series A (State Street Bank & Trust Co. SBPA), 0.14%, 1/07/13	4,405	4,405,000
County of Shelby Tennessee, GO, VRDN, Public Improvement, School, Series B (Landesbank Hessen-Thuringen Girozentrale SBPA), 0.12%, 1/07/13	10,005	10,005,000
East Baton Rouge Parish Industrial Development Board, Inc., RB, VRDN, Exxon Mobil Project, Series A, 0.09%, 1/02/13	40,000	40,000,000
Essex County Improvement Authority, HRB, VRDN, ACES, Pooled Governmental Loan Program (Wells Fargo Bank NA LOC), 0.12%, 1/07/13	11,225	11,225,000
Harris County Industrial Development Corp., RB, VRDN, Exxon Project, AMT, 0.09%, 1/02/13	10,000	10,000,000
Illinois Finance Authority, RB, VRDN, University of Chicago Medical Center, Series E-1 (JPMorgan Chase Bank NA LOC), 0.13%, 1/02/13	13,200	13,200,000
Illinois Finance Authority, Refunding RB, VRDN (JPMorgan Chase Bank NA LOC):
Children's Memorial Hospital, Series D, 0.12%, 1/07/13	10,300	10,300,000
Elmhurst Memorial Healthcare, Series B, 0.13%, 1/02/13	19,650	19,650,000

MASTER MONEY LLC	DECEMBER 31, 2012	2

Schedule of Investments (continued)	Master Money LLC (Percentages shown are based on Net Assets)

	Par (000)	Value
Municipal Bonds (d)
Illinois Finance Authority, Refunding RB, VRDN (JPMorgan Chase Bank NA LOC) (concluded):
Little Co. of Mary Hospital and Health Care Centers, Series B, 0.13%, 1/07/13	$26,200	$26,200,000
Indiana Finance Authority, Refunding RB, VRDN, Sisters of St. Francis, Series B (JPMorgan Chase Bank NA LOC), 0.12%, 1/07/13	20,800	20,800,000
Kentucky Housing Corp., RB, VRDN, Series T (Lloyds TSB Bank Plc SBPA), 0.59%, 1/07/13	1,640	1,640,000
Los Angeles Community Redevelopment Agency California, Refunding RB, VRDN, Promenade Towers Project (Freddie Mac Liquidity Facility), 0.11%, 1/07/13	34,300	34,300,000
Metropolitan Water District of Southern California, Refunding RB, VRDN, Series A-1 (Bank of America NA SBPA), 0.11%, 1/07/13	4,200	4,200,000
Michigan State Building Authority, Refunding RB, VRDN, Facilities Program, Series I (JPMorgan Chase Bank NA LOC), 0.14%, 1/07/13	6,000	6,000,000
Nebraska Investment Finance Authority, Refunding RB, VRDN, Series B (Fannie Mae SBPA), 0.15%, 1/07/13	24,360	24,360,000
New York City Housing Development Corp., HRB, VRDN, Series A (Fannie Mae LOC):
155 West 21st Street Development, AMT, 0.15%, 1/07/13	10,000	10,000,000
90 West Street, 0.15%, 1/07/13	40,830	40,830,000
West 61st Street Apartments, AMT, 0.15%, 1/07/13	12,000	12,000,000
West 89th Street Development, AMT, 0.15%, 1/07/13	35,600	35,600,000
New York City Housing Development Corp., Refunding RB, VRDN, M/F, The Crest, Series A (Landesbank Hessen-Thuringen Girozentrale LOC), 0.14%, 1/07/13	32,845	32,845,000
New York City Industrial Development Agency, RB, VRDN, New York Law School Project, Series A (JPMorgan Chase Bank NA LOC), 0.13%, 1/07/13	17,980	17,980,000

	Par (000)	Value
Municipal Bonds (d)
New York City Municipal Water Finance Authority, Refunding RB, VRDN, Water and Sewer System, Sub-Series A-1 (Mizuho Corporate Bank SBPA), 0.09%, 1/02/13	$30,665	$30,665,000
New York State HFA, HRB, VRDN:
10 Barclay Street, Series A (Fannie Mae Liquidity Facility), 0.12%, 1/07/13	71,245	71,245,000
125 West 31st Street, Series A, AMT (Fannie Mae Liquidity Facility), 0.15%, 1/07/13	30,000	30,000,000
160 West 62nd Street, Series A (Wells Fargo Bank NA LOC), 0.14%, 1/07/13	39,000	39,000,000
160 West 62nd Street, Series B (Wells Fargo Bank NA LOC), 0.15%, 1/07/13	6,500	6,500,000
316 11th Avenue, Series A, AMT (Fannie Mae Liquidity Facility), 0.15%, 1/07/13	35,000	35,000,000
360 West 43rd Street, Series A, AMT (Fannie Mae Liquidity Facility), 0.15%, 1/07/13	22,000	22,000,000
750 6th Ave, Series A, AMT (Fannie Mae Liquidity Facility), 0.15%, 1/07/13	34,500	34,500,000
Biltmore Tower, Series A, AMT (Fannie Mae Liquidity Facility), 0.15%, 1/07/13	65,000	65,000,000
East 39th Street, Series A, AMT (Fannie Mae Liquidity Facility), 0.15%, 1/07/13	5,300	5,300,000
Series A, AMT (Fannie Mae Liquidity Facility), 0.15%, 1/07/13	28,100	28,100,000
Victory Housing, Series 2001-A, AMT (Freddie Mac SBPA), 0.15%, 1/07/13	26,300	26,300,000
Worth Street, Series A, AMT (Fannie Mae Liquidity Facility), 0.15%, 1/07/13	23,100	23,100,000
Pennsylvania Higher Educational Facilities Authority, Refunding RB, VRDN, Thomas Jefferson University, Series B (JPMorgan Chase Bank NA LOC), 0.15%, 1/07/13	6,030	6,030,000
Philadelphia IDA, Refunding RB, VRDN, Liberty Lutheran Services Project (Bank of America NA LOC), 0.14%, 1/07/13	35,335	35,335,000

MASTER MONEY LLC	DECEMBER 31, 2012	3

Schedule of Investments (continued)	Master Money LLC (Percentages shown are based on Net Assets)

	Par (000)	Value
Municipal Bonds (d)
State of California, GO, Refunding, VRDN:
Kindergarten, Series A2 (State Street Bank & Trust Co. LOC, California State Teachers' Retirement System LOC), 0.11%, 1/02/13	$26,775	$26,775,000
Series B, Sub-Series B-1 (Bank of America NA LOC), 0.13%, 1/07/13	20,000	20,000,000
State of California, GO, VRDN, FLOATS, Series C-1 (Bank of America NA LOC), 0.13%, 1/07/13	59,200	59,200,000
State of Texas, JP Morgan Chase PUTTERS/DRIVERS Trust, RB, VRDN, PUTTERS, Series 4263, 0.14%, 1/02/13 (e)	50,000	50,000,000
Wayne County Airport Authority, RB, VRDN, FLOATS, Series 3072 (Credit Suisse New York NY SBPA) (BHAC), 0.13%, 1/07/13 (e)	41,945	41,945,000
Wisconsin Health & Educational Facilities Authority, Refunding RB, VRDN, Sisters Services (Bank of Montreal LOC), 0.12%, 1/07/13	15,250	15,250,000
Wisconsin Housing & Economic Development Authority, RB, VRDN, Series B, AMT (Fannie Mae LOC, Freddie Mac LOC), 0.15%, 1/07/13	10,200	10,200,000
Total Municipal Bonds – 17.7%		1,570,250,000

US Government Sponsored Agency Obligations
Fannie Mae, 0.17%, 5/08/13 (c)	118,000	117,929,934
Federal Home Loan Bank Variable Rate Notes (b):
0.17%, 2/25/14	50,000	49,982,509
Federal Home Loan Bank (c)
0.17%, 5/08/13	75,000	74,954,667
0.14%-0.15%, 06/12/2013	243,000	242,839,150
Freddie Mac Variable Rate Notes (b):
0.34%, 1/24/13	63,000	62,998,331
0.40%, 9/03/13	137,500	137,481,302
0.15%, 9/13/13	272,200	272,084,275
Total US Government Sponsored Agency Obligations – 10.8%		958,270,168

	Par (000)	Value
US Treasury Obligations
US Treasury Bills (c):
0.15%, 4/18/13	$131,000	$ 130,941,050
0.16%, 4/25/13	70,000	69,965,899
0.15%, 5/09/13	399,000	398,788,118
0.14%, 5/30/13	220,000	219,870,708
0.12%, 6/27/13	117,000	116,929,134
US Treasury Note, 0.50%, 5/31/13	70,000	70,080,319
Total US Treasury Obligations – 11.3%		1,006,575,228

Repurchase Agreements
Barclays Capital, Inc., 0.77%, 1/25/13 (Purchased on 12/05/12 to be repurchased at $25,029,042, collateralized by various Corporate/Debt Obligations and a US Government Sponsored Agency Obligation, 0.00% -7.38% due 12/12/13 - 10/15/45, par and fair values of $110,294,054 and $26,967,642, respectively)	25,000	25,000,000
Citigroup, Inc., 0.66%, 1/2/13 (Purchased on 12/03/12 to be repurchased at $127,069,850, collateralized by various Corporate/Debt Obligations, 0.00% - 7.50% due 7/16/18 – 8/26/52, par and fair values of $763,606,987 and $136,479,961, respectively)	127,000	127,000,000
Deutsche Bank Securities, Inc., 0.26%, 2/01/13 (Purchased on 10/19/12 to be repurchased at $115,087,208, collateralized by various US Government Sponsored Agency Obligations, 0.00% - 7.85% due 3/25/18 – 1/25/49, par and fair values of $1,749,874,060 and $124,258,213, respectively)	115,000	115,000,000
Mizuho Securities USA LLC, 0.25%, 1/2/13 (Purchased on 12/31/12, to be repurchased at $75,001,042, collateralized by GNMA, 0.55% - 6.35% due 8/20/39 – 4/16/54, par and fair values of $617,738,117 and $80,477,365, respectively)	75,000	75,000,000

MASTER MONEY LLC	DECEMBER 31, 2012	4

Schedule of Investments (continued)	Master Money LLC (Percentages shown are based on Net Assets)

	Par (000)	Value
Repurchase Agreements
Mizuho Securities USA LLC, 0.78%, 1/2/13 (Purchased on 12/31/12, to be repurchased at 78,403,397, collateralized by various Corporate/Debt Obligations and various US Government Sponsored Agency Obligations,
0.00% - 7.03% due 4/25/24 – 4/16/54, par and fair values of $1,930,249,266 and $84,294,653, respectively)	$ 78,400	$ 78,400,000

	Par (000)	Value
Repurchase Agreements
UBS Securities LLC, 0.25%, 1/02/13 (Purchased on 12/31/12 to be repurchased at $21,541,299, collateralized by
GNMA, 3.00% due 11/20/42, par and fair values of $20,631,516 and $21,971,821, respectively)	$ 21,541	$ 21,541,000

Total Repurchase Agreements – 5.0%	441,941,000
Total Investments (Cost - $8,866,497,970*) – 99.7%	8,866,497,970
Other Assets Less Liabilities – 0.3%	24,141,530
Net Assets – 100.0%	$8,890,639,500

*	Cost for federal income tax purposes.

Notes to Schedule of Investments

(a)	Issuer is a US branch of a foreign domiciled bank.
(b)	Variable rate security. Rate shown is as of report date.
(c)	Rates shown are discount rates or a range of discount rates paid at the time of purchase.
(d)	Variable rate security. Rate shown is as of report date and maturity shown is the date the principal owed can be recovered through demand.
(e)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

Portfolio Abbreviations

To simplify the listings of portfolio holdings in the Schedule of Investments, the names and descriptions of many of the securities have been abbreviated according to the following list:

ACES	Adjustable Convertible Extendible Securities
AMT	Alternative Minimum Tax (subject to)
BHAC	Berkshire Hathaway Assurance Corp.
COP	Certificates of Participation
DRIVERS	Derivative Inverse Tax-Exempt Receipts
Fannie Mae	Federal National Mortgage Association
FLOATS	Floating Rate Securities
Freddie Mac	Federal Home Loan Mortgage Corporation
GO	General Obligation Bonds
HFA	Housing Finance Agency
HRB	Housing Revenue Bonds
IDA	Industrial Development Authority
LOC	Letter of Credit
M/F	Multi-Family
PUTTERS	Puttable Tax-Exempt Receipts
RB	Revenue Bonds
SBPA	Stand-by Bond Purchase Agreements
VRDN	Variable Rate Demand Notes

MASTER MONEY LLC	DECEMBER 31, 2012	5

Schedule of Investments (concluded)	Master Money LLC

•	Fair Value Measurements - Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets and liabilities that the Master LLC has the ability to access

•	Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•	Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Master LLC's own assumptions used in determining the fair value of investments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Master LLC's policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments is based on the pricing transparency of the investment and is not necessarily an indication of the risks associated with investing in those securities. For information about the Master LLC's policy regarding valuation of investments and other significant accounting policies, please refer to the Master LLC's most recent financial statements as contained in its semi-annual report.

The following table summarizes the Master LLC's investments categorized in the disclosure hierarchy as of December 31, 2012:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Total Investments[1]	—	$8,866,497,970	—	$8,866,497,970
Total	—	$8,866,497,970	—	$8,866,497,970

1See above Schedule of Investments for values in each security type.

Certain of the Master LLC's assets are held at carrying amount, which approximates fair value for financial reporting purposes. As of December 31, 2012, cash of $21,310 is categorized as Level 1 within the disclosure hierarchy.

There were no transfers between levels during the period ended December 31, 2012.

MASTER MONEY LLC	DECEMBER 31, 2012	6

Item 2 –	Controls and Procedures
2(a) –	The registrants' principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrants' disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the ″1940 Act″)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.
2(b) –	There were no changes in the registrants' internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrants' last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrants' internal control over financial reporting.
Item 3 –	Exhibits
Certifications – Attached hereto
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, each registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BBIF Money Fund and Master Money LLC

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BBIF Money Fund and Master Money LLC

Date: February 22, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of each registrant and in the capacities and on the dates indicated.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BBIF Money Fund and Master Money LLC

Date: February 22, 2013

By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BBIF Money Fund and Master Money LLC

Date: February 22, 2013